Income Taxes and Duties - Welfare Oil Duty Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 MXN ($)
Disclosure of income taxes [line items]
Welfare oil duty liability	$ 194,573,038
Monthly provisional payments	$ 194,574,269
Crude Oil And Fuel Production
Disclosure of income taxes [line items]
General rate	0.3000
Non-Associated Gas And Condensates
Disclosure of income taxes [line items]
General rate	0.1163